Other disclosures - Risk review - Movements in allowance for impairment by asset class (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
At beginning of year	£ 4,620	£ 4,921
Acquisitions and Disposals	(5)	(5)
Unwind of discount	(48)	(75)
Exchange and other adjustments	(240)	(736)
Amounts written off	(2,329)	(2,193)
Recoveries	334	365
Amounts charged to income statement	2,320	2,343	£ 1,756
At 31 December	4,652	4,620	4,921
Home loans [member]
Disclosure of financial assets [line items]
At beginning of year	467	518
Acquisitions and Disposals	0	(3)
Unwind of discount	(5)	(5)
Exchange and other adjustments	(4)	(108)
Amounts written off	(29)	(23)
Recoveries	0	0
Amounts charged to income statement	29	88
At 31 December	458	467	518
Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets [line items]
At beginning of year	3,060	3,394
Acquisitions and Disposals	0	(2)
Unwind of discount	(43)	(70)
Exchange and other adjustments	(223)	(709)
Amounts written off	(2,042)	(1,806)
Recoveries	252	296
Amounts charged to income statement	2,051	1,957
At 31 December	3,055	3,060	3,394
Corporate loans [member]
Disclosure of financial assets [line items]
At beginning of year	1,093	1,009
Acquisitions and Disposals	(5)	0
Unwind of discount	0	0
Exchange and other adjustments	(13)	81
Amounts written off	(258)	(364)
Recoveries	82	69
Amounts charged to income statement	240	298
At 31 December	£ 1,139	£ 1,093	£ 1,009